Note 6 - Operating Lease Right-of-use Asset, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Lease, Cost [Table Text Block]
	Three months ended September 30,	Nine months ended September 30,
	2019	2019
Straight-line rent expense recognized for operating lease	$150	$450
Variable rent expense recognized for operating lease	63	202
Total rent expense	$213	$652

Weighted average remaining lease term (in years)		2.25
Weighted average discount rate		12.05%

Schedule of Operating Leases Cash Flow Information [Table Text Block]
	Three months ended September 30,	Nine months ended September 30,
	2019	2019

Cash paid for amounts included in the measurement of lease liabilities	$153	$459
Cash Lease Expense (imputed interest expense component of net income)	39	126

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Operating Lease
September 30, 2019
Remainder of 2019	$153
Years ending December 31,
2020	630
2021	649
Total undiscounted lease payments	1,432
Less imputed interest	172
Total operating lease liabilities	$1,260

Lessee, Operating Lease, Disclosure [Table Text Block]
Years ending December 31,
2019	$612
2020	630
2021	649
Total	$1,891

Years ending December 31:
2019	$612
2020	630
2021	649
Total	$1,891